Document and Entity Information	12 Months Ended
Oct. 31, 2019 shares
Document and Entity Information [Abstract]
Entity Registrant Name	MICROMEM TECHNOLOGIES INC
Entity Central Index Key	0001085921
Document Type	20-F
Amendment Flag	false
Document Period End Date	Oct. 31, 2019
Current Fiscal Year End Date	--10-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	346,952,721
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false